Parties-in-Interest to the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-Interest to the Plan	Parties-in-Interest to the Plan
The Plan holds investments in several mutual funds, Voya shares, Voya collective investment trusts and GICs that are managed by affiliated companies of the Plan Sponsor. These affiliated companies are considered parties-in-interest (as defined in ERISA) to the Plan. As of
December 31, 2025 and 2024, funds of $1,316,279,248 and $1,154,707,789, respectively, were held in such investments and are considered party-in-interest transactions.